Post-retirement benefits - Summary of maturity of defined benefit obligations (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	17.00%	18.00%	20.00%
Proportion relating to former employees not yet retired	9.00%	9.00%	11.00%
Proportion relating to retirees	74.00%	73.00%	69.00%
Total	100.00%	100.00%	100.00%
Average duration of obligations (years)	10 years 9 months 18 days	11 years 4 months 24 days	13 years 9 months 18 days
Pension benefits
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	17.00%
Proportion relating to former employees not yet retired	9.00%
Proportion relating to retirees	74.00%
Total	100.00%
Average duration of obligations (years)	10 years 9 months 18 days
Other benefits
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	15.00%
Proportion relating to former employees not yet retired	0.00%
Proportion relating to retirees	85.00%
Total	100.00%
Average duration of obligations (years)	10 years 9 months 18 days